Income Taxes - Tax Credit (Details) - Evolv Technologies Holdings, Inc. - Research and development - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Federal
Tax Credit Carryforward [Line Items]
Research and development tax credit carryforwards	$ 2.5	$ 1.2
State
Tax Credit Carryforward [Line Items]
Research and development tax credit carryforwards	$ 1.7	$ 0.8